Related party transactions - Narrative (Details)				12 Months Ended
	Aug. 17, 2021 USD ($)	May 01, 2021 shares	Jul. 19, 2019 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jan. 25, 2021 shares	Jan. 16, 2021 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees				$ 260,284	$ 181,383	$ 75,285
Marketing				973,695	365,820	65,840
Office, administrative and travel				3,148,871	476,733	493,304
Professional fees				7,688,520	2,962,261	546,647
Repayment of loans payable				12,544,339	12,881	$ 0
Promissory Note
Disclosure of transactions between related parties [line items]
Repayment of loans payable	$ 7,113,151
Immediate Family Member Of Chief Executive Officer
Disclosure of transactions between related parties [line items]
Monthly lease payment to related party									$ 4,500
Rental expense				39,866	35,505
Marketing				46,640	5,405
Office, administrative and travel				103,040	46,515
Immediate Family Member Of Chief Executive Chairman
Disclosure of transactions between related parties [line items]
Marketing				145,851	42,739
Beneficial Owner
Disclosure of transactions between related parties [line items]
Fees payable to related party, (in shares) | shares		1,000
Fees payable to related party, maximum (in shares) | shares		12,000
Number of shares issued in settlement of liabilities to related party (in shares) | shares							10,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity by related party		5.00%
Chief Executive Officer | Promissory Note
Disclosure of transactions between related parties [line items]
Notional amount								$ 7,000,000
Borrowings, interest rate								10.00%
Repayment of loans payable	$ 7,113,151
Director | Anthony Tse
Disclosure of transactions between related parties [line items]
Professional fees, monthly payment			$ 4,700
Professional fees				56,400
Director | Rick Findlay
Disclosure of transactions between related parties [line items]
Professional fees				$ 0	$ 1,332